Label	Element	Value
Redeemable Preferred Shares [Member] | Other equity interest [member]
Stock Issued During Period, Value, New Issues	psny_StockIssuedDuringPeriodValueNewIssues	$ (65,000)
Redeemable Preferred Shares [Member] | Share capital [member]
Stock Issued During Period, Value, New Issues	psny_StockIssuedDuringPeriodValueNewIssues	$ 65,000
Class B Shares [Member] | Class B American Depositary Shares [Member]
Stock Converted During Period, Shares	psny_StockConvertedDuringPeriodShares	17,345,079
Stock Converted During Period, Shares	psny_StockConvertedDuringPeriodShares	1,642,233,575
Class B Shares [Member] | Class A Ordinary Shares [Member]
Stock Converted During Period, Shares	psny_StockConvertedDuringPeriodShares	(197,026,729)
Stock Converted During Period, Shares	psny_StockConvertedDuringPeriodShares	(17,345,079)
Class B Shares [Member] | Other equity interest [member]
Stock Converted During Period, Value	psny_StockConvertedDuringPeriodValue	$ 1,565,447,000
Stock Converted During Period, Value	psny_StockConvertedDuringPeriodValue	0
Class B Shares [Member] | Share capital [member]
Stock Converted During Period, Value	psny_StockConvertedDuringPeriodValue	0
Stock Converted During Period, Value	psny_StockConvertedDuringPeriodValue	$ (1,565,447,000)
Class A Shares [Member] | Class B American Depositary Shares [Member]
Stock Converted During Period, Shares	psny_StockConvertedDuringPeriodShares	(35,377,866)
Class A Shares [Member] | Class A Ordinary Shares [Member]
Stock Converted During Period, Shares	psny_StockConvertedDuringPeriodShares	294,877,349
Class A Shares [Member] | Other equity interest [member]
Stock Converted During Period, Value	psny_StockConvertedDuringPeriodValue	$ 281,090,000
Class A Shares [Member] | Share capital [member]
Stock Converted During Period, Value	psny_StockConvertedDuringPeriodValue	$ (281,090,000)